Summary of Aggregate Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Finite-Lived Intangible Assets [Line Items]
2014	$ 28	1,505
2015	21	1,149
2016	9	486
2017	7	360
2018	6	315
Thereafter	$ 8	411